Quarterly Holdings Report
for
Fidelity® MSCI Materials Index ETF
October 31, 2020
T08-QTLY-1220
1.9584817.106

Schedule of Investments October 31, 2020 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
CHEMICALS – 63.8%
Commodity Chemicals – 7.4%
AdvanSix, Inc. (a)	5,805	$ 88,352
Cabot Corp.	11,645	442,626
Dow, Inc.	153,072	6,963,245
Hawkins, Inc.	1,973	92,159
Kronos Worldwide, Inc.	4,713	62,777
LyondellBasell Industries N.V. Class A	55,168	3,776,250
Olin Corp.	32,649	540,341
Orion Engineered Carbons S.A.	12,534	183,874
Tredegar Corp.	5,544	80,831
Trinseo S.A.	6,297	200,371
Tronox Holdings PLC Class A (a)	19,315	188,708
Valvoline, Inc.	38,278	752,928
Westlake Chemical Corp.	7,904	534,468
		13,906,930
Diversified Chemicals – 2.1%
Eastman Chemical Co.	28,082	2,270,149
Huntsman Corp.	41,030	996,618
The Chemours Co.	33,977	684,297
		3,951,064
Fertilizers & Agricultural Chemicals – 6.2%
American Vanguard Corp.	5,626	72,688
CF Industries Holdings, Inc.	44,186	1,219,976
Corteva, Inc.	154,649	5,100,324
FMC Corp.	26,750	2,748,295
The Mosaic Co.	74,408	1,376,548
The Scotts Miracle-Gro Co.	8,602	1,290,730
		11,808,561
Industrial Gases – 19.3%
Air Products & Chemicals, Inc.	45,640	12,607,593
Linde PLC (a)	108,529	23,913,280
		36,520,873
Specialty Chemicals – 28.8%
Albemarle Corp.	21,971	2,047,917
Amyris, Inc. (a)	23,277	58,193
Ashland Global Holdings, Inc.	11,253	785,122
Avient Corp.	18,888	586,850
Axalta Coating Systems Ltd. (a)	43,763	1,098,889
Balchem Corp.	6,670	666,667
Celanese Corp.	24,432	2,773,276
Chase Corp.	1,556	148,069
DuPont de Nemours, Inc.	151,639	8,625,226
Ecolab, Inc.	52,695	9,674,275
Element Solutions, Inc. (a)	46,192	541,370
Ferro Corp. (a)	15,310	196,887
FutureFuel Corp.	5,464	64,967
GCP Applied Technologies, Inc. (a)	9,809	213,934
HB Fuller Co.	10,604	479,831
Ingevity Corp. (a)	8,500	466,480
Innospec, Inc.	5,078	335,859
International Flavors & Fragrances, Inc.	17,665	1,813,489

	Shares	Value

Kraton Corp. (a)	6,607	$ 186,978
Livent Corp. (a)	30,237	325,048
Minerals Technologies, Inc.	7,053	385,729
NewMarket Corp.	1,809	647,061
PPG Industries, Inc.	48,753	6,324,239
PQ Group Holdings, Inc. (a)	8,509	98,364
Quaker Chemical Corp.	2,748	524,291
RPM International, Inc.	26,759	2,265,685
Sensient Technologies Corp.	8,754	572,774
Stepan Co.	4,173	485,904
The Sherwin-Williams Co.	16,888	11,618,606
WR Grace & Co.	11,609	504,875
		54,516,855
TOTAL CHEMICALS		120,704,283
CONSTRUCTION MATERIALS – 4.6%
Construction Materials – 4.6%
Eagle Materials, Inc.	8,179	697,260
Forterra, Inc. (a)	6,110	79,735
Martin Marietta Materials, Inc.	12,862	3,425,794
Summit Materials, Inc. Class A (a)	23,583	417,183
United States Lime & Minerals, Inc.	457	42,364
US Concrete, Inc. (a)	3,256	110,574
Vulcan Materials Co.	27,368	3,963,981
TOTAL CONSTRUCTION MATERIALS		8,736,891
CONTAINERS & PACKAGING – 15.3%
Metal & Glass Containers – 6.6%
AptarGroup, Inc.	13,265	1,513,404
Ball Corp.	67,368	5,995,752
Berry Global Group, Inc. (a)	27,382	1,276,823
Crown Holdings, Inc. (a)	27,830	2,387,814
Greif, Inc. Class A	5,160	209,444
Greif, Inc. Class B	899	38,882
Myers Industries, Inc.	6,319	90,615
O-I Glass, Inc.	30,789	290,340
Silgan Holdings, Inc.	16,016	551,751
		12,354,825
Paper Packaging – 8.7%
Amcor PLC	325,356	3,393,463
Avery Dennison Corp.	17,222	2,383,353
Graphic Packaging Holding Co.	57,771	767,777
International Paper Co.	77,161	3,375,794
Packaging Corp. of America	19,599	2,243,889
Ranpak Holdings Corp. (a)	5,945	50,711
Sealed Air Corp.	32,167	1,273,491
Sonoco Products Co.	20,738	1,013,881
Westrock Co.	53,575	2,011,741
		16,514,100
TOTAL CONTAINERS & PACKAGING		28,868,925

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Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
METALS & MINING – 15.1%
Aluminum – 0.6%
Alcoa Corp. (a)	38,362	$ 495,637
Arconic Corp. (a)	20,291	441,126
Century Aluminum Co. (a)	11,101	73,045
Kaiser Aluminum Corp.	3,265	205,466
		1,215,274
Copper – 2.8%
Freeport-McMoRan, Inc.	300,048	5,202,832
Diversified Metals & Mining – 0.3%
Compass Minerals International, Inc.	7,007	423,083
Materion Corp.	4,191	214,537
		637,620
Gold – 6.6%
Coeur Mining, Inc. (a)	50,249	355,261
McEwen Mining, Inc. (a)	70,384	68,371
Newmont Corp.	165,854	10,422,265
Royal Gold, Inc.	13,552	1,610,113
		12,456,010
Silver – 0.3%
Hecla Mining Co.	108,554	497,177
Steel – 4.5%
Allegheny Technologies, Inc. (a)	26,187	241,182
Carpenter Technology Corp.	9,886	172,807
Cleveland-Cliffs, Inc.	82,477	682,910
Commercial Metals Co.	24,563	507,226
Haynes International, Inc.	2,565	41,579
Nucor Corp.	62,229	2,972,057
Reliance Steel & Aluminum Co.	13,152	1,433,436
Schnitzer Steel Industries, Inc. Class A	5,531	116,151
Steel Dynamics, Inc.	43,464	1,368,247
SunCoke Energy, Inc.	17,201	60,032
United States Steel Corp.	45,542	439,936
Warrior Met Coal, Inc.	10,580	158,700
Worthington Industries, Inc.	8,040	395,648
		8,589,911
TOTAL METALS & MINING		28,598,824

	Shares	Value
PAPER & FOREST PRODUCTS – 1.0%
Forest Products – 0.5%
Boise Cascade Co.	8,108	$311,185
Louisiana-Pacific Corp.	23,216	663,513
		974,698
Paper Products – 0.5%
Clearwater Paper Corp. (a)	3,426	127,276
Domtar Corp.	11,416	272,614
Glatfelter Corp.	9,240	131,855
Mercer International, Inc.	8,909	56,038
Neenah, Inc.	3,492	131,404
Schweitzer-Mauduit International, Inc.	6,454	214,273
Verso Corp. Class A	6,203	48,259
		981,719
TOTAL PAPER & FOREST PRODUCTS		1,956,417
TOTAL COMMON STOCKS (Cost $200,974,579)		188,865,340
Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $169,000)	169,000	169,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $201,143,579)		189,034,340
NET OTHER ASSETS (LIABILITIES) (c) – 0.1%		174,867
NET ASSETS – 100.0%		$ 189,209,207

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $26,650 of cash collateral to cover margin requirements for futures contracts.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Micro Russell 2000 Index Future Contracts	9	December 2020	$ 69,156	$ 1,536	$ 1,536
CME E-mini S&P Materials Select Sector Index Future Contracts	4	December 2020	266,600	(6,079)	(6,079)
Total Equity Index Contracts					$ (4,543)
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
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Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.
For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
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